Schedule of Expected Amortization Expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Amortization expense	$ 545,026	$ 19,467
Remainder	614,199
Year 1	1,214,920	546,576
Year 2	1,214,920	546,576
Year 3	1,214,920	546,576
Year 4	1,214,920	546,576
Thereafter	3,161,948
Intangible assets, net	8,635,827	3,883,853
Year 5		546,576
Thereafter		1,150,973
Total	$ 8,635,827	$ 3,883,853